Employee Benefits - Summary of Net Severance Indemnity Cost for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of net defined benefit liability (asset) [line items]
Service cost	₨ 525.2	$ 7.6	₨ 452.6	₨ 486.2
Net interest cost	1.6		(2.5)	7.6
Net periodic cost	₨ 526.8	$ 7.6	₨ 450.1	₨ 493.8